CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit Private REIT preferred stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Arbor Realty Trust, Inc. Stockholders' Equity Private REIT preferred stock	Total Arbor Realty Trust, Inc. Stockholders' Equity	Non-controlling Interest	Private REIT preferred stock	Total
Balance at Dec. 31, 2014	$ 89,296	$ 505	$ 612,806		$ (152,483)	$ (14,668)		$ 535,456			$ 535,456
Balance (in shares) at Dec. 31, 2014	3,711,500	50,477,308
Increase (Decrease) in Stockholders' Equity
Stock-based compensation		$ 5	3,438					3,443			3,443
Stock-based compensation (in shares)		486,124
Forfeiture of unvested restricted stock (in shares)		(916)
Distributions - common stock					(29,495)			(29,495)			(29,495)
Distributions - preferred stock				$ (14)	(7,554)		$ (14)	(7,554)		$ (14)	(7,554)
Net income					53,429			53,429			53,429
Unrealized gain (loss) on securities available-for-sale						71		71			71
Unrealized loss on derivative financial instruments, net						(1,019)		(1,019)			(1,019)
Reclassification of net realized loss on derivatives designated as cash flow hedges into loss on termination of swaps						4,626		4,626			4,626
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings						6,149		6,149			6,149
Balance at Dec. 31, 2015	$ 89,296	$ 510	616,244		(136,117)	(4,841)		565,092			565,092
Balance (in shares) at Dec. 31, 2015	3,711,500	50,962,516
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 212							212	$ 154,560		154,772
Issuance of common stock (in shares)	21,230,769
Stock-based compensation		$ 4	3,509					3,513			3,513
Stock-based compensation (in shares)		439,780
Forfeiture of unvested restricted stock (in shares)		(1,001)
Issuance of convertible senior unsecured notes, net			2,179					2,179			2,179
Distributions - common stock					(31,798)			(31,798)			(31,798)
Distributions - preferred stock				(15)	(7,554)		(15)	(7,554)		(15)	(7,554)
Distributions - noncontrolling interest									(6,794)		(6,794)
Net income					50,350			50,350	12,131		62,481
Unrealized gain (loss) on securities available-for-sale						147		147			147
Unrealized loss on derivative financial instruments, net						(193)		(193)			(193)
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings						5,208		5,208			5,208
Balance at Dec. 31, 2016	$ 89,508	$ 514	621,932		(125,134)	321		587,141	159,897		747,038
Balance (in shares) at Dec. 31, 2016	24,942,269	51,401,295
Increase (Decrease) in Stockholders' Equity
Issuance of common stock		$ 95	76,130					76,225			76,225
Issuance of common stock (in shares)		9,500,000
Stock-based compensation		$ 8	4,832					4,840			4,840
Stock-based compensation (in shares)		827,283
Forfeiture of unvested restricted stock (in shares)		(5,191)
Issuance of convertible senior unsecured notes, net			4,556					4,556			4,556
Distributions - common stock					(42,612)			(42,612)			(42,612)
Distributions - preferred stock				$ (15)	(7,554)		$ (15)	(7,554)		$ (15)	(7,554)
Distributions - noncontrolling interest									(15,286)		(15,286)
Net income					73,389			73,389	24,120		97,509
Unrealized gain (loss) on securities available-for-sale						(382)		(382)			(382)
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings						237		237			237
Balance at Dec. 31, 2017	$ 89,508	$ 617	$ 707,450		$ (101,926)	$ 176		$ 695,825	$ 168,731		$ 864,556
Balance (in shares) at Dec. 31, 2017	24,942,269	61,723,387